N-2	Aug. 15, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001638600
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23055
Document Type	N-2
Document Registration Statement	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	USCA All Terrain Fund
Entity Address, Address Line One	4444 Westheimer Road
Entity Address, Address Line Two	Suite G500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	366-0500
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	None
Maximum Repurchase Fee	None

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees [1]	0.75%
Other Expenses [2]	0.99%
Acquired Fund Fees and Expenses [3]	3.79%
Total Annual Expenses	5.53%

[1]	“Management Fees” includes fees paid to the Advisor and any sub-advisor directly by the Fund. Actual sub-advisory fees may be higher or lower depending on allocation of Fund assets managed by such sub-advisor.

[2]	“Other Expenses” include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs, financing costs (resulting from credit facilities used as bridge financing for portfolio management purposes, not to leverage investments) and other expenses that the Fund bears. Expense information has been restated to exclude recouped fees and expenses because no previously waived fees or expenses paid by the Advisor are available to be recouped. “Other Expenses” are based on historic fees and expenses.

[3]	Acquired Fund Fees and Expenses are the (i) indirect costs of investing in other investment companies such as hedge funds and money market mutual funds and (ii) are based on estimated amounts for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. The agreements related to investments in Underlying Funds provide for compensation to the Underlying Fund Managers in the form of management fees (generally, 0.00% to 2.50%) and performance-based incentive allocations (generally, 0% to 25% of net profits earned). Future fees and expenses of the Underlying Funds in which the Fund may invest may be substantially higher or lower than those shown because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time.

Management Fees [Percent]	0.75%	[1]
Acquired Fund Fees and Expenses [Percent]	3.79%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.99%	[3]
Total Annual Expenses [Percent]	5.53%
Expense Example [Table Text Block]

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$55	$165	$273	$539

The Fund pays offering costs in connection with the offering of the shares, which are subject to the 1.75% per annum limitation on expenses. The offering expenses are amortized over twelve (12) months. The Fund’s offering costs are borne by Fund shareholders as an expense of the Fund. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Expense Example, Year 01	$ 55
Expense Example, Years 1 to 3	165
Expense Example, Years 1 to 5	273
Expense Example, Years 1 to 10	$ 539
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	“Other Expenses” include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs, financing costs (resulting from credit facilities used as bridge financing for portfolio management purposes, not to leverage investments) and other expenses that the Fund bears. Expense information has been restated to exclude recouped fees and expenses because no previously waived fees or expenses paid by the Advisor are available to be recouped. “Other Expenses” are based on historic fees and expenses.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the (i) indirect costs of investing in other investment companies such as hedge funds and money market mutual funds and (ii) are based on estimated amounts for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. The agreements related to investments in Underlying Funds provide for compensation to the Underlying Fund Managers in the form of management fees (generally, 0.00% to 2.50%) and performance-based incentive allocations (generally, 0% to 25% of net profits earned). Future fees and expenses of the Underlying Funds in which the Fund may invest may be substantially higher or lower than those shown because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

The Fund’s investment objective is to seek long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. There can be no assurance that the Fund will achieve its objective. The investment objective is not fundamental and the Board may change the Fund’s investment objective without shareholder approval.

The Fund pursues its investment objective using a multi-manager, fund-of-funds approach by investing predominantly in non-affiliated collective investment vehicles, including privately-offered investment funds commonly known as hedge funds and publicly traded funds, including exchange-traded funds and mutual funds, which utilize one or more investment or trading strategies, including, without limitation, long-only equity and/or fixed income, relative value, event driven, long/short equity and/or fixed income, managed futures and global macro strategies.

Underlying Funds are managed by outside parties that invest in or trade in a range of investments that is without limit, but may include equities and fixed income securities, currencies, derivative instruments (including, but not limited to, futures and forward contracts, swaps, and call and put options), and commodities. Underlying Funds may employ leverage and hedging strategies as well as pay their Underlying Fund Managers performance fees or a performance allocation on gains. “Leverage” refers to strategies intended to multiply the potential for return on an investment. Such strategies generally involve the use of borrowed capital, or margin.

The Fund invests without restriction as to Underlying Fund legal entity type, market capitalization or country of domicile. The Fund also invests without restriction as to the country, capitalization, credit quality, currency or debt maturity and structure of individual securities or derivatives held through Underlying Funds. The majority of the Fund’s investments will be purchased in private placements and are not publicly traded or are traded in over-the-counter markets that have less liquidity than exchange-traded securities. Consequently, the majority of the Fund’s investments are illiquid.

In addition to or in lieu of investing in an Underlying Fund, the Advisor may, on behalf of the Fund, from time to time, seek to engage one or more investment sub-advisors. Any sub-advisor will be paid by the Fund on only the portion of Fund assets allocated to any such sub-advisor.

Additionally, the Fund may, under limited circumstances, invest or trade directly in securities and financial instruments for hedging or liquidity purposes.

The Advisor believes that the Fund’s investment program offers Eligible Investors the following potential features: the spreading of risk across a number of investment strategies, Underlying Fund Managers, Underlying Funds, and markets; professional identification, research, evaluation, selection, and monitoring of the services of a select group of Underlying Fund Managers; the ability to invest with established Underlying Fund Managers who may be generally unavailable to new investors or who require a minimum account size that is higher than most individual investors would be willing or able to commit to; and administrative convenience.

Investment Process. The Advisor selects Underlying Funds that it believes present the best opportunity for achieving long-term, risk-adjusted returns.

Selection

The Underlying Fund selection process begins with an analysis of the record of past Underlying Fund performance and a thorough understanding of the Underlying Fund Managers and their investment style. The Advisor has developed a robust process for evaluating, selecting, and monitoring Underlying Fund Managers.

The Advisor currently intends to consider the following factors as part of its screening process for the selection of Underlying Funds, although the factors considered from time to time or with respect to any one or more Underlying Funds may vary and may include only some or none of the factors listed below or other factors that are not listed below:

●	Underlying Fund and Underlying Fund Manager’s risk adjusted performance over various time periods and market cycles;

●	Underlying Fund Manager’s reputation, experience, stability and training;

●	Underlying Fund Manager’s articulation of, and adherence to, its clearly defined investment philosophy;

●	Underlying Fund Manager’s skill, knowledge and use of traditional and/or non-traditional investment techniques;

●	Underlying Fund Manager’s adherence to and effectiveness of its risk management process; and

●	Underlying Fund’s liquidity terms and fee structure.

Attractive Long-Term Risk-Adjusted Investment Performance

The Advisor seeks to choose Underlying Fund Managers that it believes will produce attractive long-term risk-adjusted performance returns over a full market cycle.

Clearly Defined Investment Philosophy

The Advisor’s experience is that understanding an Underlying Fund Manager’s investment philosophy not only allows a better understanding of that Underlying Fund Manager’s expected rate of return, but it will also advance the Fund’s overall portfolio construction. Generally, the more clearly defined the investment philosophy, the more comfortable the Advisor is with its decision to invest the Fund’s assets with a given Underlying Fund Manager.

Management Stability and Committed Investment Professionals

The Advisor believes the ability to generate attractive risk-adjusted returns over a full market cycle, especially when the application of sophisticated non-traditional investment techniques is involved, is dependent upon the performance of committed investment professionals. No matter how appealing the investment concept, attractive risk-adjusted returns can only be generated by committed people operating in a stable environment.

Skilled Application of Non-Traditional Investment Techniques

The Advisor believes that attractive risk-adjusted investment returns can sometimes be found outside traditional investment strategies that rely on relative performance against public market equity and fixed income benchmarks. Where applicable, the Fund generally invests its assets with Underlying Fund Managers who use “non-traditional” investment approaches, which often seek to take advantage of market inefficiencies and other factors in order to outperform the underlying markets of their investments.

Monitoring

Once selected, the performance of each Underlying Fund Manager is regularly reviewed, and new Underlying Fund Managers are identified and considered on an on-going basis. Additionally, the allocation of the Fund’s assets among Underlying Funds, Underlying Fund Managers, approaches and styles will be regularly monitored and, when required by performance results or changing economic conditions, adjusted. Ongoing monitoring activities to be performed by the Advisor may include:

●	Review current status and developments in Underlying Funds and their investments;

●	Monitor changes in Underlying Fund portfolio management teams;

●	Attend conference calls and/or meetings with Underlying Fund Managers;

●	Monitor Underlying Fund Managers for compliance with applicable terms and conditions; and

●	Monitor Underlying Fund Managers for strategy drift.

The Advisor monitors each Underlying Fund and maintains contact with each Underlying Fund Manager in order to continually assess its strategy and results. The Advisor may redeem from an Underlying Fund and re-allocate assets among other strategies and managers, when the Advisor finds another Underlying Fund or strategy that it considers to be more attractive or if an Underlying Fund’s performance or Underlying Fund Manager is deemed unsatisfactory.

Underlying Fund Strategies. The Underlying Fund Managers employ a variety of investment strategies to generate investment returns. Underlying Funds may employ leverage and derivatives-based or securities-based hedging strategies. Although the scope of Underlying Funds’ strategies is wide and new strategies in which the Fund may invest may emerge in the future, the target strategies of the Fund presently include, but are not limited to, the following strategies:

Relative Value

Relative value strategies attempt to take advantage of relative pricing discrepancies between various instruments, including equities, fixed income, options and futures. Underlying Fund Managers may use mathematical, fundamental or technical analysis to determine whether a security has been mispriced. Securities may be mispriced relative to an underlying security, related securities, groups of securities, or the overall market. Relative value investments may be available only cyclically or not at all. Furthermore, if assumptions used in the research and analysis of relative value investments are incorrect or if the model used to evaluate such investments is flawed, relative value strategies may be unsuccessful. Sub-strategies include, without limitation, the following:

Equity Market Neutral or Statistical Arbitrage. Underlying Funds that employ equity market neutral or statistical arbitrage strategies purchase certain equity securities and simultaneously sell short other equity securities in an attempt to isolate risk to the relative value of one security or basket of securities as compared to another security or basket of securities and eliminate general market risk. Generally, Underlying Fund Managers that use fundamental analysis to establish the relative values of the securities in their portfolios are categorized as equity market neutral, while those who use quantitative models to establish the relative values are categorized as statistical arbitrage.

Capital Structure Arbitrage is utilized by Underlying Fund Managers to exploit perceived pricing inefficiencies within a company’s capital structure. An Underlying Fund Manager employing capital structure arbitrage analyzes the various securities issued by a company, including common and preferred equity, convertible securities, various forms of senior and junior (typically unsecured) fixed income, and then establishes a long position in a security that is more attractive on a relative basis to another security in which a short position is established. In a successful trade, the long security appreciates in price relative to the shorted security and the Underlying Fund Manager then closes the trade at a profit. This strategy is market neutral because it can be profitable even if both securities decline in value (as long as the shorted security declines more than the purchased security). Companies that are distressed are often targets of this strategy because of the potential for significantly different recovery values for different types of securities in the event of a bankruptcy, but healthy companies with complex balance sheets are also fertile ground for capital structure arbitrage trades.

Convertible Arbitrage involves the purchase of a convertible fixed income or preferred equity instrument (an instrument that is effectively a bond or has a fixed obligation of repayment with an embedded equity option, non-detachable warrant or equity-linked or equity-indexed note) concurrent with the short sale of, or a short over-the-counter derivative position in, the common stock of the issuer of such fixed income instrument. Investment returns are driven by a combination of an attractive coupon or dividend yield, interest on the short position and the level of the underlying stock’s volatility (which directly affects the option value of the security’s conversion feature).

Volatility Arbitrage entails the use of derivative investments and can be used on both a stand-alone basis and as a hedging strategy in conjunction with other investment strategies. As a stand-alone strategy, domestic or global single security options, index options and/or options on futures contracts are used to exploit anomalies in the pricing of volatility in related assets. There are several well-defined related securities and/or asset classes that volatility arbitrage Underlying Fund Managers typically follow to determine when they are out of their historical trading ranges. By continually monitoring these relationships, an Underlying Fund Manager can identify when the securities or asset classes trade out of their normal trading range and can put a trade on when there has not been a fundamental, or exogenous, change in the relationship. As an adjunct strategy, these same derivative instruments can be used to manage risk and enhance returns on investments made utilizing other strategies. Use of derivatives often relies on extensive quantitative modeling, volatility estimation and proprietary in-house trading models.

Fixed Income Arbitrage is designed to identify and exploit anomalous (typically based on historical trading ranges) spreads in the prices of functionally equivalent or substitutable securities. Such disparities, or spreads, are often created by imbalances in supply and demand of different types of issues (for example, U.S. Government Agency securities relative to U.S. Treasuries). An example of a fixed income arbitrage position consists of a long position in the higher yielding, and therefore lower priced, security and a short position in the lower yielding, higher priced security. For example, U.S. Government Agency securities of a similar duration to U.S. Treasuries have over time established a relatively well-defined trading range and carry a higher interest rate or yield. When U.S. Government Agency securities trade at a discount to this range (e.g., when there is discussion about whether U.S. Government Agency securities should continue to receive a U.S. government guarantee), U.S. Government Agency securities will trade at a higher than normal discount to U.S. Treasuries (reflected by a higher current yield in U.S. Government Agency securities). Accordingly, an Underlying Fund Manager may buy the U.S. Government Agency securities and then short the U.S. Treasuries. If the spread narrows or becomes more in line with historical norms, the Underlying Fund Manager generates a profit by closing its position. In general, these fixed income investments are structured with the expectation that they will be non-directional and independent of the absolute levels of interest rates. As this interest rate exposure is hedged out, these strategies generally exhibit little to no correlation to the broader equity and bond markets. There can be no assurance that any such hedging techniques will be successful or that the hedging employed by an Underlying Fund Manager will not have the negative effect of lowering overall returns, or creating losses, in the portfolio or with respect to the applicable position. Investment banks may allow an Underlying Fund to use significant leverage in these positions (particularly if the instruments are investment grade corporate securities or government securities). Depending on the level of leverage and the duration of the position(s), the resulting loss of capital could be significant.

Event Driven

Event-driven strategies are designed to profit from changes in the prices of securities of companies facing a major corporate event. The goal of an event-driven strategy is to identify securities, which may include common or preferred stock as well as many types of fixed income, with a favorable risk-reward ratio based on the probability that a particular event will occur. Such events include mergers and acquisitions as well as restructurings, spin-offs and significant litigation (e.g., tobacco or patent litigation). Sub-strategies include, without limitation, the following:

Merger or Risk Arbitrage involves taking short and long investment positions, respectively, in the stock of acquiring and target companies upon the announcement of an acquisition offer. Acquisitions are typically paid for in stock, cash or a combination thereof. Thus, when an acquisition is announced, the acquiring company (“Acquirer”) will establish a price per share of the company being acquired (“Target”) in cash (per share cash price), stock (a share ratio is established) or a combination thereof. Typically, the Target traded for less than the price being paid (in either cash or stock) prior to the announcement. When the announcement is made, the Target’s stock price will typically increase but still trade at a discount to the price being offered by the Acquirer. This discount – and the size of the discount – is principally a function of three factors: (a) the risk that the acquisition will close, (b) the timeframe for closing (i.e., the time value of money), and (c) the amount of liquidity or capital being deployed by merger arbitrageurs and other investors. Accordingly, if a merger arbitrageur or investor believes that the risk of the acquisition not closing is not significant relative to the returns that can be generated by the “spread” between the current stock price of the Target and the price being offered by the Acquirer, the merger arbitrageur or investor will generally buy shares of the Target and short shares of the Acquirer in a stock for stock transaction. When the deal closes, the risk premium vanishes and the profit is the spread. This strategy is somewhat cyclical, since it requires a supply of corporate mergers and acquisitions to deploy capital.

Distressed or Special Situations investments include investments in securities issued by companies that are experiencing difficult business conditions, including bankruptcy. In many cases, securities issued by such companies over-correct and trade at levels below their value in a liquidation or acquisition scenario. Special situations investments are similar to distressed investments in that they are typically made in securities that the buyer perceives to be undervalued for one reason or another; however, these companies are not in, and do not appear to be on the brink of, bankruptcy. An example of a special situations trade is the purchase of a security issued by a company that an Underlying Fund Manager believes is a likely acquisition target.

Substantial transaction failure risks are involved in event-driven strategies. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third-party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment or that it will not result in substantial losses.

Long/Short Equity and Fixed Income

Long/short equity/fixed income strategies generally seek to produce returns from investments in the global equity and/or fixed income markets. These strategies are generally focused on absolute returns and the trades implemented in the strategy generally capitalize on the Underlying Fund Manager’s views and outlooks for specific markets, regions, sectors, or securities. While these strategies involve both long and short positions in various equity and/or fixed income securities, the Underlying Fund Manager’s positions will generally reflect a specific view about the direction of a market. Unlike traditional equity or fixed income funds, the directional view relates less to the absolute direction of the market and more toward the specific positions (longs versus shorts) held within a portfolio (nonetheless, an Underlying Fund Manager may take a directional position that relates to the absolute direction of the market). In addition to making shifts in markets, regions, sectors or securities, Underlying Fund Managers have the flexibility to shift from a net long to a net short position, but in general will maintain a net long exposure. An exception is for those Underlying Fund Managers that are classified as short sellers, who maintain a consistent net short exposure in their portfolio, meaning that significantly more capital supports short positions than is invested in long positions (if any is invested in long positions at all). Unlike long positions, which one expects to rise in value, short positions are taken in those securities the portfolio managers anticipate will decrease in value. Long/short equity/fixed income Underlying Fund Managers may be generalists or may specialize in various areas, including, but not limited to, market sectors, geographies, or a certain segment of the market. There can be no assurance that the valuation assumptions utilized in establishing a long and/or short position in a particular security will prove to be correct or that the strategy will be implemented correctly.

Long Equity and Fixed Income

Similar to long/short equity and/or fixed income described above, Underlying Fund Managers employing this strategy generally do not engage in short selling or hedging of the market risks associated with their investments, but rather inherent in these strategies is the risk associated with the equity and/or fixed income markets as a whole, in addition to the risks described in “Long/Short Equity and Fixed Income” described above. In certain instances, an Underlying Fund Manager may raise cash as a means of taking a negative view on the market in an attempt to mitigate a portion of the market risk associated with this strategy.

Managed Futures

Managed futures strategies involve speculative trading in futures, forwards and options thereon. Underlying Fund Managers may trade portfolios of instruments in U.S. and non-U.S. markets in an effort to capture passive risk premiums, and attempt to profit from anticipated trends in market prices. These Underlying Fund Managers generally rely on either technical or fundamental analysis or a combination thereof in making trading decisions and attempting to identify price trends. They may attempt to structure a diversified portfolio of liquid futures contracts, including, but not limited to, stock index, interest rate, metals, energy and agricultural futures markets. Participation in a market that is either volatile or trendless could produce substantial losses for an Underlying Fund. Failure to identify trends or to exit a market position after a trend matures could also produce substantial losses for an Underlying Fund.

Global Macro

Global macro strategies typically seek to generate income and/or capital appreciation through a portfolio of investments focused on macro-economic opportunities across numerous markets and instruments. These strategies rely on the use of, among other things, cash and derivative markets, each of which bear their own risks, as well as certain assumptions about global macro-economic trends. There can be no assurance that such macro-economic assumptions will prove to be correct. Global macro managers may employ relative value, event driven, long/short and other strategies or trading approaches. Trading positions are generally held both long and/or short in both U.S. and non-U.S. markets. Global macro strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

The descriptions above reflect the Advisor’s current expectations regarding the strategies that may be used by the Underlying Funds in which the Fund plans to invest. An Underlying Fund Manager has significant latitude when managing an Underlying Fund it oversees and the Underlying Fund Manager could make changes to the strategy used by an Underlying Fund, or the way the strategy is implemented, while the Fund is invested in the Underlying Fund.

The Fund may invest in securities and utilize financial instruments, including, but not limited to, forward contracts, currency options and interest rate swaps, caps, and floors for hedging purposes: (i) in order to protect against possible changes in the market value of portfolio positions resulting from fluctuations in the securities markets and changes in interest rates, (ii) in order to protect the unrealized gains in the value of portfolio positions, (iii) in order to facilitate the sale of any such investments, (iv) enhance or preserve returns, spreads or gains on any investment in a portfolio, (v) in order to hedge the interest rate or currency exchange rate on any liabilities or assets, (vi) in order to protect against any increase in the price of any securities which purchase is anticipated at a later date, or (vii) for any other reason that USCA deems appropriate. The Fund may also use derivatives, principally put options and futures contracts, and make direct investments to obtain market exposure. The Fund can use both European-style and American-style options. The Fund may purchase and sell both exchange traded and over-the-counter options.

This Memorandum contains a list of the fundamental (those that may not be changed without a shareholder vote) investment policies of the Fund under the heading “Investment Objective and Policies.”

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments they deem appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. government agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Notwithstanding the foregoing, given the illiquid nature of the Fund’s investments in Underlying Funds, the Fund’s ability to take defensive positions may be substantially limited. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s portfolio managers are subjective.

The Fund has no current intent to sell securities short, although Underlying Funds may do so. The Fund does not intend to use leverage through issuing preferred shares or issuing debt instruments. However, the Board may decide to issue preferred shares or issue debt instruments in the future, subject to the asset coverage requirements of the 1940 Act. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares, as permitted under the 1940 Act. In addition, the Fund may be deemed to incur economic leverage embedded in instruments in which it may invest (for example, the Fund may utilize options or futures to obtain exposure to a security or market at a fraction of the cost (i.e., the premium or margin) that the Fund would otherwise have invested had it chosen to invest directly in that security or market).

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage or placement agent commissions and may generate short-term capital gains taxable as ordinary income. See “Tax Status.”

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should carefully consider the following risks the Fund faces through its investments in Underlying Funds as well as its direct risks faced by investing directly in securities. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Credit Risk. There is a risk that debt issuers or obligors will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes, which may result in the price for such securities declining and losses to the Fund. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Derivatives Risk. Underlying Funds may invest a percentage of their assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks to which it would not be subject if it invested directly in the securities and commodities underlying those derivatives. The risks associated with the Underlying Funds’, and indirectly the Fund’s, use of futures, swaps and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use derivatives.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of derivatives.

●	Although futures and options contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market. As a result, an Underlying Fund may be unable to close out its contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

●	Because option premiums paid or received by an Underlying Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Counterparties to over-the-counter derivatives such as most swaps and certain options may default, resulting in losses.

Underlying Funds may utilize over-the-counter derivatives as part of their investment program, and to the extent they do, they will be subject to counterparty risk (i.e., the risk that the counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract, or because of a credit or liquidity problem).

Emerging Markets Risk. Some Underlying Funds may invest in securities located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Equity Risk. Common and preferred stock markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the equity markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, by the lack of earnings, by an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

Fixed Income Risk. When the Fund invests in fixed income securities or obligations, the value of your investment in the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective products and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund or an Underlying Funds to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund or an Underlying Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or an Underlying Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. Underlying Funds may employ unlimited leverage as part of their strategies.

Liquidity Risk. The Fund is structured as a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund will not support a secondary market and does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Limitations on the Fund’s ability to liquidate its investments in Underlying Funds will limit the Fund’s ability to repurchase its shares. For example, many Underlying Funds impose minimum hold or “lock-up” periods prior to allowing investors to redeem their interests therein, which can be one year or longer. After expiration of the holding period, redemptions typically are permitted only on a limited basis, such as quarterly, semi-annually or annually, and in certain cases are limited to a specified percentage of the Fund’s investment therein. In addition, Underlying Funds may at times elect to suspend completely or limit redemption rights for an indefinite period of time in response to market turmoil or other adverse conditions.

Management Risk. The Advisor’s and any sub-advisor’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Advisor’s investment strategy is subject to risk because Underlying Funds may have lower and/or more volatile returns than other types of investments. The Advisor’s allocation of assets between Underlying Funds may not produce the desired returns.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund, including Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Underlying Fund investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities or through a line of credit. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Risks of Fund of Hedge Funds Structure

●	The Fund’s performance depends upon the performance of the Underlying Fund Managers and selected strategies, the adherence by such Underlying Fund Managers to such selected strategies, the instruments used by such Underlying Fund Managers and the Advisor’s ability to select Underlying Fund Managers and strategies and effectively allocate Fund assets among them.

●	The Advisor’s ability to properly evaluate the relative success or failure of an Underlying Fund by analyzing information from the relevant Underlying Fund Manager and other sources may be limited due to a lack of transparency associated with Underlying Fund Managers or strategies.

●	Underlying Fund Managers may employ investment strategies that differ from their past practices, are not fully disclosed to the Advisor, and involve risks that are not anticipated by the Advisor, and the information given to the Advisor by an Underlying Fund Manager may be fraudulent or inaccurate or incomplete.

●	Neither the Advisor nor the Board of Trustees will be able to confirm independently the accuracy of valuations provided by Underlying Fund Managers, and to the extent that any subsequently adjusted valuations or revisions to Underlying Fund net asset values adversely affect the Fund’s own net asset value, an investor’s interest in the Fund may be adversely affected.

●	Underlying Funds may hold a portion of their assets in “side pockets” (i.e., a sub-account established by an Underlying Fund in which certain assets (which generally are illiquid or hard to value) are held and segregated from the other assets of the Underlying Fund until a realization event occurs), which may further restrict the liquidity of the Fund’s investments in Underlying Funds, and thus investors’ investments in the Fund

●	Because Underlying Funds will generally custody their assets with brokerage firms that do not separately segregate customer assets, the Fund could be more adversely affected if such a brokerage firm became bankrupt than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies.

●	Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and, at the Underlying Fund level, asset-based fees, incentive allocations and additional fees and operating expenses, which may be substantial.

●	Investors will have no right to receive information about the Underlying Funds or Underlying Fund Managers, and will have no recourse against the Underlying Funds or their Underlying Fund Managers.

●	An investor who meets the conditions imposed by an Underlying Fund Manager, including investment minimums that may be considerably higher than the Fund’s stated minimum investment, may be able to invest directly with the Underlying Fund Manager and avoid the second layer of fees and expenses at the Fund level.

●	Investments in certain Underlying Funds may be subject to lock-up periods or gates, during which the Fund may not withdraw its investment.

●	The Fund and the Underlying Funds in which it invests are subject to risks associated with legal and regulatory changes applicable to hedge funds and to financial institutions generally.

●	It is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

●	The Fund may not be able to invest in certain Underlying Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Underlying Fund that has been identified as an attractive opportunity.

●	The Fund invests a substantial portion of its assets in Underlying Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy, and may invest in a number of Underlying Funds, resulting in investment-related expenses that may be higher than if the Fund invested directly in other securities.

●	Many Fund assets will be priced in the absence of a readily available market quotations and may be priced based on determinations of fair value supplied by the Underlying Fund Manager, which may prove to be inaccurate.

●	The Fund may not be able to vote on matters that require the approval of Underlying Fund investors, including matters that could adversely affect the Fund’s investment in such Underlying Fund.

●	The Fund, upon its redemption of all or a portion of its interest in an Underlying Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

●	Underlying Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Advisor, particularly during times of general market turmoil.

●	Underlying Funds generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund and, indirectly, investors, may not avail themselves of 1940 Act protections.

●	Underlying Fund Managers may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.

●	Underlying Funds located outside of the U.S. or investing outside of the U.S. may be subject to withholding taxes in foreign jurisdictions, which may reduce the performance of the Fund.

●	Underlying Fund Managers may charge Underlying Fund investors (such as the Fund) asset-based fees (generally, 0.00% to 2.25%) and incentive allocations or fees (generally, 10% to 20%) of an Underlying Fund’s net profits, which may create incentives for Underlying Fund Managers to make investments that are riskier or more speculative than in the absence of these fees.

●	Underlying Funds may invest their assets in securities for which trading activity may be dramatically impaired or cease at any time, such as collateralized debt obligations backed by mortgages, asset-backed commercial paper issued by structured investment vehicles and auction rate preferred shares.

●	Underlying Fund Managers may receive compensation for positive performance of the relevant Underlying Fund, even if the Fund’s overall returns are negative.

●	Underlying Fund Managers make investment decisions independent of the Advisor and each other, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performance.

Small and Medium Capitalization Company Risk. Many small or medium capitalization companies may be newly formed or have limited product lines, distribution channels, and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of small and medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth, and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, an Underlying Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Underlying Funds Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations, performance fees or fees, and expenses at the Underlying Fund level. Underlying Funds are subject to liquidity risk because they typically only offer periodic redemptions on a monthly, quarterly or annual basis. They are subject to valuation risk because they will be priced in the absence of a readily available market based on determinations of fair value, which may prove to be inaccurate. They are subject to leverage risk because there is no regulatory limit on certain types of leverage. Underlying Funds are not afforded the protections of the 1940 Act. Underlying Funds may have limited operating histories. For example, they need not have independent boards, may not require shareholder approval of advisory contracts, may change investment objective without notice to investors, may employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, may not have custody of assets protections, and are not obligated to file financial reports with the SEC. Underlying Funds are subject to specific investment strategy-based risks, depending on the nature of the fund. They often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment losses. Short selling is inherently leveraged and may result in significant losses if securities sold short increase in value. Underlying Funds may concentrate their investments in a particular industry or economic sector. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same industry or economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that industry or sector. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

Exchange-Traded Funds Risk.  In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on January 13, 2015. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that the Trustees may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares of the Fund for issuance. The Fund does not intend to hold annual meetings of its shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund does not currently intend to make dividend distributions to its shareholders. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. USBFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

The table below describes Fund shares outstanding as of June 30, 2025.

Title of Class	Amount Authorized	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	17,035 shares

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	17,035 shares

Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	17,035
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers or obligors will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes, which may result in the price for such securities declining and losses to the Fund. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Underlying Funds may invest a percentage of their assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks to which it would not be subject if it invested directly in the securities and commodities underlying those derivatives. The risks associated with the Underlying Funds’, and indirectly the Fund’s, use of futures, swaps and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use derivatives.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of derivatives.

●	Although futures and options contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market. As a result, an Underlying Fund may be unable to close out its contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

●	Because option premiums paid or received by an Underlying Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Counterparties to over-the-counter derivatives such as most swaps and certain options may default, resulting in losses.

Underlying Funds may utilize over-the-counter derivatives as part of their investment program, and to the extent they do, they will be subject to counterparty risk (i.e., the risk that the counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract, or because of a credit or liquidity problem).

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Some Underlying Funds may invest in securities located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. Common and preferred stock markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the equity markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, by the lack of earnings, by an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities or obligations, the value of your investment in the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective products and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Large Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund or an Underlying Funds to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund or an Underlying Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or an Underlying Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. Underlying Funds may employ unlimited leverage as part of their strategies.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is structured as a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund will not support a secondary market and does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Limitations on the Fund’s ability to liquidate its investments in Underlying Funds will limit the Fund’s ability to repurchase its shares. For example, many Underlying Funds impose minimum hold or “lock-up” periods prior to allowing investors to redeem their interests therein, which can be one year or longer. After expiration of the holding period, redemptions typically are permitted only on a limited basis, such as quarterly, semi-annually or annually, and in certain cases are limited to a specified percentage of the Fund’s investment therein. In addition, Underlying Funds may at times elect to suspend completely or limit redemption rights for an indefinite period of time in response to market turmoil or other adverse conditions.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Advisor’s and any sub-advisor’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Advisor’s investment strategy is subject to risk because Underlying Funds may have lower and/or more volatile returns than other types of investments. The Advisor’s allocation of assets between Underlying Funds may not produce the desired returns.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund, including Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Underlying Fund investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities or through a line of credit. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Risks of Fund of Hedge Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Fund of Hedge Funds Structure

●	The Fund’s performance depends upon the performance of the Underlying Fund Managers and selected strategies, the adherence by such Underlying Fund Managers to such selected strategies, the instruments used by such Underlying Fund Managers and the Advisor’s ability to select Underlying Fund Managers and strategies and effectively allocate Fund assets among them.

●	The Advisor’s ability to properly evaluate the relative success or failure of an Underlying Fund by analyzing information from the relevant Underlying Fund Manager and other sources may be limited due to a lack of transparency associated with Underlying Fund Managers or strategies.

●	Underlying Fund Managers may employ investment strategies that differ from their past practices, are not fully disclosed to the Advisor, and involve risks that are not anticipated by the Advisor, and the information given to the Advisor by an Underlying Fund Manager may be fraudulent or inaccurate or incomplete.

●	Neither the Advisor nor the Board of Trustees will be able to confirm independently the accuracy of valuations provided by Underlying Fund Managers, and to the extent that any subsequently adjusted valuations or revisions to Underlying Fund net asset values adversely affect the Fund’s own net asset value, an investor’s interest in the Fund may be adversely affected.

●	Underlying Funds may hold a portion of their assets in “side pockets” (i.e., a sub-account established by an Underlying Fund in which certain assets (which generally are illiquid or hard to value) are held and segregated from the other assets of the Underlying Fund until a realization event occurs), which may further restrict the liquidity of the Fund’s investments in Underlying Funds, and thus investors’ investments in the Fund

●	Because Underlying Funds will generally custody their assets with brokerage firms that do not separately segregate customer assets, the Fund could be more adversely affected if such a brokerage firm became bankrupt than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies.

●	Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and, at the Underlying Fund level, asset-based fees, incentive allocations and additional fees and operating expenses, which may be substantial.

●	Investors will have no right to receive information about the Underlying Funds or Underlying Fund Managers, and will have no recourse against the Underlying Funds or their Underlying Fund Managers.

●	An investor who meets the conditions imposed by an Underlying Fund Manager, including investment minimums that may be considerably higher than the Fund’s stated minimum investment, may be able to invest directly with the Underlying Fund Manager and avoid the second layer of fees and expenses at the Fund level.

●	Investments in certain Underlying Funds may be subject to lock-up periods or gates, during which the Fund may not withdraw its investment.

●	The Fund and the Underlying Funds in which it invests are subject to risks associated with legal and regulatory changes applicable to hedge funds and to financial institutions generally.

●	It is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

●	The Fund may not be able to invest in certain Underlying Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Underlying Fund that has been identified as an attractive opportunity.

●	The Fund invests a substantial portion of its assets in Underlying Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy, and may invest in a number of Underlying Funds, resulting in investment-related expenses that may be higher than if the Fund invested directly in other securities.

●	Many Fund assets will be priced in the absence of a readily available market quotations and may be priced based on determinations of fair value supplied by the Underlying Fund Manager, which may prove to be inaccurate.

●	The Fund may not be able to vote on matters that require the approval of Underlying Fund investors, including matters that could adversely affect the Fund’s investment in such Underlying Fund.

●	The Fund, upon its redemption of all or a portion of its interest in an Underlying Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

●	Underlying Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Advisor, particularly during times of general market turmoil.

●	Underlying Funds generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund and, indirectly, investors, may not avail themselves of 1940 Act protections.

●	Underlying Fund Managers may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.

●	Underlying Funds located outside of the U.S. or investing outside of the U.S. may be subject to withholding taxes in foreign jurisdictions, which may reduce the performance of the Fund.

●	Underlying Fund Managers may charge Underlying Fund investors (such as the Fund) asset-based fees (generally, 0.00% to 2.25%) and incentive allocations or fees (generally, 10% to 20%) of an Underlying Fund’s net profits, which may create incentives for Underlying Fund Managers to make investments that are riskier or more speculative than in the absence of these fees.

●	Underlying Funds may invest their assets in securities for which trading activity may be dramatically impaired or cease at any time, such as collateralized debt obligations backed by mortgages, asset-backed commercial paper issued by structured investment vehicles and auction rate preferred shares.

●	Underlying Fund Managers may receive compensation for positive performance of the relevant Underlying Fund, even if the Fund’s overall returns are negative.

●	Underlying Fund Managers make investment decisions independent of the Advisor and each other, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performance.

Small and Medium Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Medium Capitalization Company Risk. Many small or medium capitalization companies may be newly formed or have limited product lines, distribution channels, and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of small and medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth, and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, an Underlying Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations, performance fees or fees, and expenses at the Underlying Fund level. Underlying Funds are subject to liquidity risk because they typically only offer periodic redemptions on a monthly, quarterly or annual basis. They are subject to valuation risk because they will be priced in the absence of a readily available market based on determinations of fair value, which may prove to be inaccurate. They are subject to leverage risk because there is no regulatory limit on certain types of leverage. Underlying Funds are not afforded the protections of the 1940 Act. Underlying Funds may have limited operating histories. For example, they need not have independent boards, may not require shareholder approval of advisory contracts, may change investment objective without notice to investors, may employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, may not have custody of assets protections, and are not obligated to file financial reports with the SEC. Underlying Funds are subject to specific investment strategy-based risks, depending on the nature of the fund. They often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment losses. Short selling is inherently leveraged and may result in significant losses if securities sold short increase in value. Underlying Funds may concentrate their investments in a particular industry or economic sector. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same industry or economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that industry or sector. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

Exchange-Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds Risk.  In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	41 South High Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-6101
Contact Personnel Name	JoAnn Strasser, Esq.

[1]	“Management Fees” includes fees paid to the Advisor and any sub-advisor directly by the Fund. Actual sub-advisory fees may be higher or lower depending on allocation of Fund assets managed by such sub-advisor.
[2]	Acquired Fund Fees and Expenses are the (i) indirect costs of investing in other investment companies such as hedge funds and money market mutual funds and (ii) are based on estimated amounts for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. The agreements related to investments in Underlying Funds provide for compensation to the Underlying Fund Managers in the form of management fees (generally, 0.00% to 2.50%) and performance-based incentive allocations (generally, 0% to 25% of net profits earned). Future fees and expenses of the Underlying Funds in which the Fund may invest may be substantially higher or lower than those shown because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time.
[3]	“Other Expenses” include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs, financing costs (resulting from credit facilities used as bridge financing for portfolio management purposes, not to leverage investments) and other expenses that the Fund bears. Expense information has been restated to exclude recouped fees and expenses because no previously waived fees or expenses paid by the Advisor are available to be recouped. “Other Expenses” are based on historic fees and expenses.